Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

NOTE 6 – Leases

As of December 31, 2023 and 2022, the Company holds one five-year lease for laboratory and office space. The lease has escalating contractual rent and variable rent components and the Company elects to separate the contractual and variable elements for valuing the lease liability and right-to-use asset. The lease does not have any options for extension or expansion of the lease. The Company recorded the following lease costs:

	For the year ended December, 31
	2023	2022
Operating leases:
Operating lease cost	$930,913	$917,324
Variable lease cost	637,016	545,220
Total lease cost	$1,567,929	$1,462,544

Cash paid for amounts included in the measurement of lease liabilities	$933,221	$906,040
Right-of-use assets, net	2,189,565	2,846,041
Operating lease liabilities, current	769,092	672,374
Operating lease liabilities, non-current	1,575,499	2,344,590
Total operating lease liabilities	$2,344,591	$3,016,964
Weighted-average remaining lease term of operating leases (in years)	2.75	3.75
Weighted-average discount rate for operating leases	9.60%	9.60%

The interest expense related to leases was $260,848 and $320,790 for years ended December 31, 2023 and 2022, respectively.

The following table reconciles the undiscounted future minimum lease payments (displayed by year and in the aggregate) under noncancelable operating leases with terms of more than one year to the total operating lease liabilities recognized on the balance sheets as of December 31, 2023:

Year ending December 31:	Operating Leases
2024	961,218
2025	990,055
2026	726,394
Total lease payments	2,677,667
Less imputed interest	(333,076)
Total lease liabilities	$2,344,591